Due to Trust Account (Tables)	12 Months Ended
Mar. 31, 2011
Due to Trust Account
Schedule of Due to Trust Account Transactions

	2009	2010	2011(1)
	(in millions, except percentages)
Average balance outstanding during the fiscal year	¥1,479,736	¥1,683,607	¥674,622
Maximum balance at any month-end during the fiscal year	1,796,846	1,795,280	752,244
Weighted average interest rate during the fiscal year	0.46%	0.36%	0.12%

Note

(1)	Effective April 1, 2010, the MUFG Group adopted new guidance that amends the accounting for consolidation of VIEs. As a result, the amount of average balance outstanding, the maximum balance at any month-end and weighted average interest rate during the fiscal year ended March 31, 2011 decreased. See Note 23 for further discussion of the adoption of the new guidance.